Significant accounting policies	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies [Abstract]
Significant accounting policies [Text Block]

3. Significant accounting policies

The significant accounting policies applied in the preparation of the consolidated financial statements are described below.

a) Basis of measurement

The consolidated financial statements are prepared under the historical cost convention, except for the revaluation of certain financial assets at fair value (including derivative instruments).

b) Consolidation

The Company's financial statements consolidate the accounts of Osisko Gold Royalties Ltd and its subsidiaries. All intercompany transactions, balances and unrealized gains or losses from intercompany transactions are eliminated on consolidation. Subsidiaries are all entities over which the Company has the ability to exercise control. The Company controls an entity when the group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to Osisko and are deconsolidated from the date that control ceases. Accounting policies of subsidiaries are consistent with the policies adopted by Osisko Gold Royalties Ltd.

The principal subsidiaries of the Company, their geographic locations and their related participation at December 31, 2022 and 2021 were as follows:

As at December 31, 2022:

Entity	Jurisdiction	Participation	Functional currency
Osisko Bermuda Limited	Bermuda	100%	United States dollar
Osisko Mining (USA) Inc.	Delaware	100%	United States dollar

As at December 31, 2021:

Entity	Jurisdiction	Participation	Functional currency
Osisko Bermuda Limited	Bermuda	100%	United States dollar
Osisko Mining (USA) Inc.	Delaware	100%	United States dollar
Osisko Development Corp. (i)	Québec	75.1%	Canadian dollar

(i) Osisko Development Corp. ("Osisko Development") ceased to be consolidated as of September 30, 2022 (Note 31).

c) Foreign currency translation

(i) Functional and presentation currency

Items included in the financial statements of each consolidated entity and associate of the Company are measured using the currency of the primary economic environment in which the entity operates (the "functional currency"). The consolidated financial statements are presented in Canadian dollars, which is the functional currency of the parent Company and some of its subsidiaries.

Assets and liabilities of the subsidiaries that have a functional currency other than the Canadian dollar are translated into Canadian dollars at the exchange rate in effect on the consolidated balance sheet date and revenues and expenses are translated at the average exchange rate over the reporting period. Gains and losses from these translations are recognized as currency translation adjustment in other comprehensive income or loss.

(ii) Transactions and balances

Foreign currency transactions, including revenues and expenses, are translated into the functional currency at the rate of exchange prevailing on the date of each transaction or valuation when items are re-measured. Monetary assets and liabilities denominated in currencies other than the operation's functional currencies are translated into the functional currency at exchange rates in effect at the balance sheet date. Foreign exchange gains and losses resulting from the settlement of those transactions and from period-end translations are recognized in the consolidated statement of income or loss.

Non-monetary assets and liabilities are translated at historical rates, unless such assets and liabilities are carried at fair value, in which case, they are translated at the exchange rate in effect at the date of the fair value measurement. Changes in fair value attributable to currency fluctuations of non-monetary financial assets and liabilities such as equities held at fair value through profit or loss are recognized in the consolidated statement of income or loss as part of the fair value gain or loss. Such changes in fair value of non-monetary financial assets, such as equities classified at fair value through other comprehensive income, are included in other comprehensive income or loss.

d) Financial instruments

Financial assets and liabilities are recognized when the Company becomes a party to the contractual provisions of the instrument. Financial assets are derecognized when the rights to receive cash flows from the assets have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership.

Financial assets and liabilities are offset, and the net amount is reported in the balance sheet, when there is an unconditional and legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis, or realize the asset and settle the liability simultaneously.

All financial instruments are required to be measured at fair value on initial recognition. The fair value is based on quoted market prices, unless the financial instruments are not traded in an active market. In this case, the fair value is determined by using valuation techniques like the Black-Scholes option pricing model or other acceptable valuation techniques.

(i) Financial assets

Measurement after initial recognition depends on the classification of the financial instrument. The Company has classified its financial instruments in the following categories depending on the purpose for which the instruments were acquired and their characteristics.

Debt instruments

Investments in debt instruments are subsequently measured at amortized cost when the asset is held within a business model whose objective is to hold assets in order to collect contractual cash flows and when the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Investments in debt instruments are subsequently measured at fair value when they do not qualify for measurement at amortized cost. Financial instruments subsequently measured at fair value, including derivatives that are assets, are carried at fair value with changes in fair value recorded in net income or loss unless they are held within a business model whose objective is to hold assets in order to collect contractual cash flows or sell the assets and when the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding, in which case unrealized gains and losses are initially recognized in other comprehensive income or loss for subsequent reclassification to net income or loss through amortization of premiums and discounts, impairment or derecognition.

Equity instruments

Investments in equity instruments are subsequently measured at fair value with changes recorded in net income or loss. Equity instruments that are not held for trading can be irrevocably designated at fair value through other comprehensive income or loss on initial recognition without subsequent reclassification to net income or loss. Cumulative gains and losses are transferred from accumulated other comprehensive income or loss to retained earnings upon derecognition of the investment.

(ii) Financial liabilities

Financial liabilities are subsequently measured at amortized cost using the effective interest method, except for financial liabilities at fair value through profit or loss. Such liabilities, including derivatives that are liabilities, are subsequently measured at fair value.

The Company has classified its financial instruments as follows:

Category	Financial instrument

Financial assets at amortized cost	Cash
Notes and loans receivable Revenues receivable from royalty, stream and other interests Interest income receivable Amounts receivable from associates and other receivables Reclamation deposits (i)

Financial assets at fair value through profit or loss	Investments in derivatives and convertible debentures

Financial assets at fair value through other comprehensive income or loss	Investments in shares and equity instruments, other than in derivatives

Financial liabilities at amortized cost	Accounts payable and accrued liabilities Liability component of convertible debentures Borrowings under revolving credit facilities Equipment financings (i)

i) Related exclusively to Osisko Development, which was deconsolidated on September, 30, 2022 (Note 31).

Derivatives

Derivatives, other than warrants held in mining exploration and development companies, are only used for economic hedging purposes and not as speculative investments. Derivatives are initially recognised at fair value on the date a derivative contract is entered into and are subsequently measured to their fair value at the end of each reporting period. The accounting for subsequent changes in fair value depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the item being hedged.

e) Impairment of financial assets

At each reporting date, the Company assesses, on a forward-looking basis, the expected credit losses associated with its financial assets carried at amortized cost. The impairment methodology applied depends on whether there has been a significant increase in the credit risk or if a simplified approach has been selected.

The Company has two principal types of financial assets subject to the expected credit loss model:

  Revenues receivable from royalty, stream and other interests; and
  Notes and loans receivable measured at amortized cost.

Amounts receivable

The Company applies the simplified approach permitted by IFRS 9 Financial instruments for revenues receivable from royalty, stream and other interests, amounts receivable from associates and other receivables, which requires lifetime expected credit losses to be recognized from initial recognition of the receivables.

Investments in debt instruments

To the extent that a debt instrument at amortized cost is considered to have low credit risk, which corresponds to a credit rating within the investment grade category and the credit risk has not increased significantly, the loss allowance is determined on the basis of 12-month expected credit losses. If the credit risk has increased significantly, the lifetime expected credit losses are recognized.

f) Cash

Cash includes demand deposits held with banks.

g) Investments in associates

Associates are entities over which the Company has significant influence, but not control. The financial results of the Company's investments in its associates are included in the Company's results according to the equity method. Under the equity method, the investment is initially recognized at cost, and the carrying amount is increased or decreased to recognize the Company's share of profits or losses of associates after the date of acquisition. Such share of profits and losses takes into account the attribution of the price paid to the Company's share of the associate's underlying assets and liabilities. The Company's share of profits or losses is recognized in the consolidated statement of income or loss and its share of other comprehensive income or loss of associates is included in other comprehensive income or loss.

Unrealized gains on transactions between the Company and an associate are eliminated to the extent of the Company's interest in the associate. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Dilution gains and losses arising from changes in interests in investments in associates are recognized in the consolidated statement of income or loss.

The Company assesses at each reporting date whether there is any objective evidence that its investments in associates are impaired. If impaired, the carrying value of the Company's share of the underlying assets of associates is written down to its estimated recoverable amount (being the higher of fair value less costs of disposal and value-in-use) and charged to the consolidated statement of income or loss.

h) Royalty, stream and other interests

Royalty, stream and other interests consist of acquired royalty, stream and other interests in producing, development and exploration and evaluation stage properties. Royalty, stream and other interests are recorded at cost and capitalized as tangible assets. They are subsequently measured at cost less accumulated depletion and accumulated impairment losses. The major categories of the Company's interests are i) producing, ii) development and iii) exploration and evaluation. Producing assets are those that have generated revenue from steady-state operations for the Company. Development assets are interests in projects that are under development, in permitting or feasibility stage and that in management's view, can be reasonably expected to generate steady-state revenue for the Company in the near future. Exploration and evaluation assets represent properties that are not yet in development, permitting or feasibility stage or that are speculative in nature and are expected to require several years to generate revenue, if ever, or are currently not active.

Producing and development royalty, stream and other interests are recorded at cost and capitalized in accordance with IAS 16 Property, Plant and Equipment. Producing royalty, stream and other interests are depleted using the units-of-production method over the life of the property to which the interest relates, which is estimated using available estimates of proven and probable mineral reserves specifically associated with the properties and may include a portion of resources expected to be converted into mineral reserves. Management relies on information available to it under contracts with the operators and / or public disclosures for information on proven and probable mineral reserves and resources from the operators of the producing royalty, stream and other interests.

On acquisition of a producing or a development royalty, stream and other interest, an allocation of the acquisition cost is made for the exploration potential based on its fair value. The estimated fair value of this acquired exploration potential is recorded as an asset (non-depreciable interest) on the acquisition date. Updated mineral reserve and resource information obtained from the operators of the properties is used to determine the amount to be converted from non-depreciable interest to depreciable interest.

Royalty, stream and other interests for exploration and evaluation assets are recorded at cost and capitalized in accordance with IFRS 6 Exploration for and Evaluation of Mineral Resources. Acquisition costs of exploration and evaluation royalty, stream and other interests are capitalized and are not depleted until such time as revenue-generating activities begin.

Producing and development royalty, stream and other interests are reviewed for impairment at each reporting date if there is any indication that the carrying amount may not be recoverable. Impairment is assessed at the level of Cash-Generating Units (''CGU'') which, in accordance with IAS 36 Impairment of Assets, are identified as the smallest identifiable group of assets that generates cash inflows, which are largely independent of the cash inflows from other assets. This is usually at the individual royalty, stream and other interest level for each property from which cash inflows are generated.

Royalty, stream and other interests for exploration and evaluation assets are assessed for impairment whenever indicators of impairment exist in accordance with IFRS 6. An impairment loss is recognized for the amount by which the asset's carrying value exceeds its recoverable amount, which is the higher of fair value less costs of disposal and value-in-use. An interest that has previously been classified as exploration and evaluation is also assessed for impairment before reclassification to development or producing, and the impairment loss, if any, is recognized in net income or net loss.

At the end of each reporting period, royalty, stream and other interests are reviewed for any indicators of potential reversal of impairment previously booked.

i) Property and equipment

Property and equipment are stated at cost less accumulated depreciation and accumulated impairment losses. Cost includes expenditures that are directly attributable to the acquisition of an asset. Subsequent costs are included in the asset's carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefit associated with the item will flow to the Company and the cost can be measured reliably. The carrying amount of a replaced asset is derecognized when replaced.

Depreciation is calculated to amortize the cost of the property and equipment less their residual values over their estimated useful lives using the straight-line method and following periods by major categories:

Leasehold improvements	Lease term
Furniture and office equipment	3-5 years
Right-of-use assets	Shorter of useful life and lease term

Residual values, method of depreciation and useful lives of the assets are reviewed annually and adjusted if appropriate.

Gains and losses on disposals of property and equipment are determined by comparing the proceeds with the carrying amount of the asset and are included as part of other gains or losses, net in the consolidated statement of income or loss.

j) Goodwill

Goodwill is recognized in a business combination if the cost of the acquisition exceeds the fair value of the identifiable net assets acquired. Goodwill is then allocated to the CGU or group of CGUs that are expected to benefit from the synergies of the combination. The Company performs goodwill impairment tests on an annual basis as at December 31 of each year. In addition, the Company assesses for indicators of impairment at each reporting period end and, if an indicator of impairment is identified, goodwill is tested for impairment at that time. If the carrying value of the CGU or group of CGUs to which goodwill is assigned exceeds its recoverable amount, an impairment loss is recognized. Goodwill impairment losses are not reversed.

The recoverable amount of a CGU or group of CGUs is measured as the higher of value in use and fair value less costs of disposal.

k) Current and deferred income tax

The tax expense for the period comprises current and deferred tax. Tax is recognized in the consolidated statement of income or loss, except to the extent that it relates to items recognized in other comprehensive income or loss or directly in equity. In this case, the tax is also recognized in other comprehensive income or loss or directly in equity, respectively.

Current income taxes

The current income tax charge is the expected tax payable on the taxable income for the year, using the tax laws enacted or substantively enacted at the balance sheet date in the jurisdictions where the Company and its subsidiaries operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.

Deferred income taxes

The Company uses the asset and liability method of accounting for income taxes. Under this method, deferred income tax assets and liabilities are recognized for future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. However, the deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred income tax assets and liabilities are measured using enacted or substantively enacted tax rates (and laws) that apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

Deferred income tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized.

Deferred income tax is provided on temporary differences arising on investments in subsidiaries and associates, except where the timing of the reversal of the temporary difference is controlled by the Company and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred income tax assets and liabilities are presented as non-current and are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when deferred tax assets and liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.

l) Convertible debentures

The liability and equity components of convertible debentures are presented separately on the consolidated balance sheet starting from initial recognition.

The liability component is recognized initially at the fair value, by discounting the stream of future payments of interest and principal at the prevailing market rate for a similar liability of comparable credit status and providing substantially the same cash flows that do not have an associated conversion option. Subsequent to initial recognition, the liability component is measured at amortized cost using the effective interest method; the liability component is increased by accretion of the discounted amounts to reach the nominal value of the debentures at maturity.

The carrying amount of the equity component is calculated by deducting the carrying amount of the financial liability from the amount of the debentures and is presented in shareholders' equity as equity component of convertible debenture. The equity component is not re-measured subsequent to initial recognition except on conversion or expiry. A deferred tax liability is recognized with respect to any temporary difference that arises from the initial recognition of the equity component separately from the liability component. The deferred tax is charged directly to the carrying amount of the equity component. Subsequent changes in the deferred tax liability are recognized through the consolidated statement of income or loss.

Transaction costs are distributed between liability and equity on a pro-rata basis of their carrying amounts.

m) Share capital

Common shares are classified as equity. Incremental costs directly attributable to the issuance of shares are recognized as a deduction from the proceeds in equity in the period where the transaction occurs.

n) Warrants

Warrants are classified as equity. Incremental costs directly attributable to the issuance of warrants are recognized as a deduction from the proceeds in equity in the period where the transaction occurs.

o) Revenue recognition

Revenue comprises revenues from the sale of commodities received and revenues directly earned from royalty, stream and other interests.

For commodities received from royalty and stream agreements paid in-kind and subsequently sold, and for offtake agreements, the Company's performance obligations relate primarily to the delivery of gold, silver or other products to the customers. Revenue is recognized when control is transferred to the customers, which is achieved when a product is delivered, the customer has full discretion over the product and there is no unfulfilled obligation that could affect the customer's acceptance of the product. Control over the refined gold, silver and other products is transferred to the customers when the relevant product received (or purchased) from the operator is physically delivered and sold by the Company (or its agent) to the third-party customers. For royalty and stream agreements paid in cash, revenue recognition will depend on the related agreement.

Revenue is measured at fair value of the consideration received or receivable when management can reliably estimate the amount, pursuant to the terms of the royalty, stream and other interest agreements. In some instances, the Company will not have access to sufficient information to make a reasonable estimate of revenue and, accordingly, revenue recognition is deferred until management can make a reasonable estimate. Differences between estimates and actual amounts are adjusted and recorded in the period that the actual amounts are known.

p) Leases

The Company is committed to long-term lease agreements, mainly for office space (and mining equipment until the deconsolidation of Osisko Development (Note 31)).

Leases are recognized as a right-of-use asset (presented under non-current other assets on the consolidated balance sheet) and a corresponding liability at the date at which the leased asset is available for use by the Company. Each lease payment is allocated between the liability and finance cost. The finance cost is charged to profit or loss over the lease term so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The right-of-use asset is depreciated over the shorter of the asset's useful life and the lease term on a straight-line basis.

Assets and liabilities arising from a lease are initially measured on a present value basis. The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be readily determined, the Company's incremental borrowing rate is used, being the rate that the Company would have to pay to borrow the funds necessary to obtain an asset of similar value in a similar economic environment with similar terms and conditions.

Payments associated with short-term leases (12 months or less) and leases of low-value assets are recognized on a straight-line basis as an expense in profit or loss.

q) Share-based compensation

Share option plan

The Company offers a share option plan to its directors, officers, employees and consultants. Each tranche in an award is considered a separate award with its own vesting period and grant date fair value. Fair value of each tranche is measured at the date of grant using the Black-Scholes option pricing model. Compensation expense is recognized over the tranche's vesting period by increasing contributed surplus based on the number of awards expected to vest. The number of awards expected to vest is reviewed at least annually, with any impact being recognized immediately.

Any consideration paid on exercise of share options is credited to share capital. The contributed surplus resulting from share-based compensation is transferred to share capital when the options are exercised.

Deferred and restricted share units

The Company offers a deferred share units ("DSU") plan to its non-executive directors and a restricted share units ("RSU") plan to its officers, employees and consultants as part of their long-term compensation package, entitling them to receive a payment in the form of common shares, cash (based on the Osisko's share price at the relevant time) or a combination of common shares and cash, at the sole discretion of the Company. The fair value of the DSU and RSU granted by Osisko to be settled in common shares is measured on the grant date and is recognized over the vesting period under contributed surplus with a corresponding charge to share-based compensation. A liability for the DSU and RSU to be settled in cash is measured at fair value on the grant date and is subsequently adjusted at each balance sheet date for changes in fair value. The liability is recognized over the vesting period with a corresponding charge to share-based compensation.

r) Earnings per share

The calculation of earnings per share ("EPS") is based on the weighted average number of shares outstanding for each period. The basic EPS is calculated by dividing the profit or loss attributable to the equity owners of Osisko by the weighted average number of common shares outstanding during the period.

The computation of diluted EPS assumes the conversion, exercise or contingent issuance of securities only when such conversion, exercise or issuance would have a dilutive effect on the income per share. The treasury stock method is used to determine the dilutive effect of the warrants, share options, DSU and RSU and the if-converted method is used for convertible debentures. When the Company reports a loss, the diluted net loss per common share is equal to the basic net loss per common share due to the anti-dilutive effect of the outstanding warrants, share options, DSU and RSU and convertible debentures.

s) Segment reporting

The operating segments are reported in a manner consistent with the internal reporting provided to the President and Chief Executive Officer (the "President and CEO") who fulfills the role of the chief operating decision-maker. The President and CEO is responsible for allocating resources and assessing performance of the Company's operating segments. Prior to the deconsolidation of Osisko Development on September 30, 2022 (Note 31), the President and CEO organized and managed the business under two operating segments: (i) acquiring and managing precious metals and other royalties, streams and other interests, and (ii) the exploration, evaluation and development of mining projects. Following the deconsolidation of Osisko Development, and the deemed disposal of the exploration, evaluation and development of mining projects segment, the President and CEO organizes and manages the business under a single operating segment, consisting of acquiring and managing precious metals and other royalties, streams and other interests.

Additional significant accounting policies, applicable solely to the discontinued operations, are described under Note 31.